Invesco-SUP-GBL

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 6, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for Class A, A3, AX, B, BX, C, CX, P, R, RX, Y, R5, R6, S, Invesco Cash Reserve and Investor Class shares of the Funds, as applicable, listed below:

Invesco American Franchise Fund	Invesco Equally-Weighted S&P 500 Fund	Invesco International Growth Fund
Invesco American Value Fund	Invesco Equity and Income Fund	Invesco International Small Company Fund
Invesco Asia Pacific Growth Fund	Invesco European Growth Fund	Invesco Low Volatility Equity Yield Fund
Invesco Balanced-Risk Allocation Fund	Invesco European Small Company Fund	Invesco Mid Cap Core Equity Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Global Core Equity Fund	Invesco Mid Cap Growth Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Global Growth Fund	Invesco Moderate Allocation Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Global Health Care Fund	Invesco Municipal Income Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco New York Tax Free Income Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Global Real Estate Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Global Real Estate Income Fund	Invesco Quality Income Fund
Invesco California Tax-Free Income Fund	Invesco Global Small & Mid Cap Growth Fund	Invesco Real Estate Fund
Invesco Charter Fund	Invesco Gold & Precious Metals Fund	Invesco S&P 500 Index Fund
Invesco Comstock Fund	Invesco Government Money Market Fund	Invesco Select Companies Fund
Invesco Conservative Allocation Fund	Invesco Greater China Fund	Invesco Small Cap Discovery Fund
Invesco Core Plus Bond Fund	Invesco Growth Allocation Fund	Invesco Small Cap Equity Fund
Invesco Corporate Bond Fund	Invesco Growth and Income Fund	Invesco Small Cap Growth Fund
Invesco Developing Markets Fund	Invesco High Yield Fund	Invesco Small Cap Value Fund
Invesco Diversified Dividend Fund	Invesco High Yield Municipal Fund	Invesco Summit Fund
Invesco Dividend Income Fund	Invesco Income Allocation Fund	Invesco Technology Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Intermediate Term Municipal Income Fund	Invesco U.S. Government Fund
Invesco Endeavor Fund	Invesco International Allocation Fund	Invesco Value Opportunities Fund
Invesco Energy Fund	Invesco International Core Equity Fund	Invesco World Bond Fund

At a meeting held on November 29 - December 1, 2017, the Funds’ Boards of Trustees approved the early conversion of the Funds’ Class B shares and Class BX shares, as applicable, into Class A shares and Class AX shares, respectively, to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares and Class BX shares of each applicable Fund will be converted to Class A shares and Class AX shares, respectively of the same Fund, which is prior to the date the Class B shares and Class BX shares would normally be converted to Class A shares and Class AX shares. Class B shares and Class BX shares are not available for purchase. No contingent deferred sales charges (“CDSCs”) will be payable in connection with this early conversion. The conversion of each Fund’s Class B shares and Class BX shares into Class A shares and Class AX shares, respectively on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

Effective as of the Conversion Date, all references to Class B shares and Class BX shares, respectively, in the Funds’ Prospectuses and Statements of Additional Information are deleted.

Invesco-SUP-GBL